Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (89,270)	¥ (580,811)	¥ (514,778)	¥ (327,086)
Deemed contribution from preferred shareholders				(2,618)
Numerator for basic and diluted loss per share		$ (89,270)	¥ (580,811)	¥ (603,791)	¥ (402,751)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares		301,610,060	301,610,060	199,039,819	72,267,532
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)		$ (0.30)	¥ (1.93)	¥ (3.03)	¥ (5.57)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		27,407,348	27,407,348	17,793,251	10,233,127
Preferred shares
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		0	0	76,332,515	156,677,613
Series A Preferred Shares
Numerator:
Deemed contribution from preferred shareholders				¥ (520)
Accretion to preferred shares redemption value				(14,137)	¥ (13,047)
Series B Preferred Shares
Numerator:
Deemed contribution from preferred shareholders				(671)
Accretion to preferred shares redemption value				(26,068)	(23,897)
Series C Preferred Shares
Numerator:
Deemed contribution from preferred shareholders				(1,112)
Accretion to preferred shares redemption value				(40,901)	(34,888)
Series D Preferred Shares
Numerator:
Deemed contribution from preferred shareholders				(315)
Accretion to preferred shares redemption value				¥ (10,525)	¥ (3,833)
ADS
Denominator:
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)	[1]	$ (4.50)	¥ (28.95)	¥ (45.50)	¥ (83.55)

[1]	Each American depositary share (“ADS”) represents fifteen ordinary shares